JULIE COLLETT

Senior Director and

Counsel

212-314-3017

Fax: (212) 314-3959

Law Department

July 3, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Initial Filing of the Registration Statement on

Form N-6 for AXA Equitable Life Insurance Company

(CIK #0000771726)

“(Registration Statement”)

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 the above-referenced Registration Statement with respect to AXA Equitable’s Separate Account FP.

This Registration Statement relates to a new national version of the VUL Survivorship Series variable life insurance contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account FP.

The principal differences between the new version of the VUL Survivorship Series (“VUL Survivorship”) and the current version (“Survivorship Incentive LifeSM Legacy”) are outlined below. Survivorship Incentive LifeSM Legacy is covered by AXA Equitable’s Form N-6 Registration Statement File No. 333-103202 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Registration Statement becomes effective, and subject to state approval, VUL Survivorship will replace Survivorship Incentive LifeSM Legacy for new offers and sales.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the VUL Survivorship design as listed below. Except for the disclosure relating to these principal differences, the disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Survivorship Incentive LifeSM Legacy Registration Statement.

The principal differences between VUL Survivorship and Survivorship Incentive Life Legacy are as follows:

•	Utilization of the 2017 Commissioner’s Standard Ordinary (CSO) tables instead of the 2001 CSO tables;

•	Changes to the cost of insurance charge;

•	Addition of investment expense reduction feature; and

•	Changes to variable investment options offered.

Additional exhibits, financial statements and other financial information will be provided in a subsequent post-effective amendment.

Please contact the undersigned if you have any questions.

Sincerely,

/s/ Julie Collett ----------------------
Julie Collett